Reckoner Yield Enhanced AAA CLO ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 184.0%	Par	Value
AGL CLO 6 Ltd., Series 2020-6A, Class A1R2, 4.95% (3 mo. Term SOFR + 1.28%), 04/20/2038 (a)	$2,000,000	$1,999,978
AGL CLO 37 Ltd., Series 2024-37A, Class A1, 4.91% (3 mo. Term SOFR + 1.24%), 04/22/2038 (a)(b)	2,000,000	1,997,074
Aimco CLO 15 Ltd., Series 2021-15A, Class AR, 4.87% (3 mo. Term SOFR + 1.20%), 04/17/2038 (a)	1,500,000	1,498,557
Apidos CLO XLII Ltd., Series 2022-42A, Class A1R, 4.87% (3 mo. Term SOFR + 1.20%), 04/20/2038 (a)(b)	2,000,000	1,998,044
Apidos CLO LII, Series 2025-52A, Class A1, 4.80% (3 mo. Term SOFR + 1.13%), 04/20/2038 (a)	1,280,000	1,276,874
ARES LXXVII CLO Ltd., Series 2025-77A, Class A1, 4.99% (3 mo. Term SOFR + 1.32%), 07/15/2038 (a)(b)	2,000,000	2,001,052
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 4.85% (3 mo. Term SOFR + 1.18%), 03/31/2038 (a)(b)	2,000,000	1,992,990
Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, 4.85% (3 mo. Term SOFR + 1.18%), 04/20/2038 (a)(b)	2,000,000	1,997,500
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, 4.85% (3 mo. Term SOFR + 1.18%), 01/25/2038 (a)(b)	2,000,000	1,995,016
Birch Grove CLO 12 Ltd., Series 2025-12A, Class A1, 4.84% (3 mo. Term SOFR + 1.17%), 04/22/2038 (a)	1,250,000	1,247,544
Carlyle US CLO 2023-3 Ltd., Series 2023-3A, Class A1R, 4.90% (3 mo. Term SOFR + 1.23%), 10/15/2038 (a)	1,750,000	1,750,009
CIFC Funding 2021-V Ltd., Series 2021-5A, Class A1R, 4.93% (3 mo. Term SOFR + 1.26%), 01/15/2038 (a)(b)	2,000,000	1,998,168
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, 4.82% (3 mo. Term SOFR + 1.15%), 04/22/2038 (a)	2,000,000	1,994,658
Garnet CLO 4 Ltd., Series 2025-4A, Class A1, 4.90% (3 mo. Term SOFR + 1.24%), 01/20/2039 (a)	2,000,000	1,992,248
GoldenTree Loan Management US CLO 16 Ltd., Series 2022-16A, Class ARR, 4.79% (3 mo. Term SOFR + 1.12%), 01/20/2038 (a)	1,400,000	1,395,019
GoldenTree Loan Management US CLO 17 Ltd., Series 2023-17A, Class AR, 4.95% (3 mo. Term SOFR + 1.28%), 01/20/2039 (a)	2,150,000	2,151,008
Madison Park Funding XL-R Ltd., Series 2025-40RA, Class A, 5.25% (3 mo. Term SOFR + 1.29%), 10/16/2038 (a)	2,000,000	2,000,900
Magnetite XXVIII Ltd., Series 2020-28A, Class A1RR, 4.91% (3 mo. Term SOFR + 1.24%), 01/15/2038 (a)(b)	2,000,000	1,998,766
Magnetite Xlii Ltd., Series 2024-42A, Class A1, 4.98% (3 mo. Term SOFR + 1.31%), 01/25/2038 (a)(b)	2,000,000	2,002,508
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class A1, 4.96% (3 mo. Term SOFR + 1.29%), 01/23/2039 (a)(b)	2,000,000	2,000,676
OCP CLO 2017-13 Ltd., Series 2017-13A, Class AR2, 5.01% (3 mo. Term SOFR + 1.34%), 11/26/2037 (a)	1,003,000	1,003,402
OCP CLO 2018-15 Ltd., Series 2018-15A, Class AR, 4.92% (3 mo. Term SOFR + 1.25%), 01/20/2038 (a)(b)	2,000,000	2,000,012
OCP CLO 2025-40 Ltd., Series 2025-40A, Class A, 4.81% (3 mo. Term SOFR + 1.14%), 04/16/2038 (a)	1,750,000	1,744,948
Octagon 75 Ltd., Series 2025-1A, Class A1, 4.87% (3 mo. Term SOFR + 1.20%), 01/22/2038 (a)(b)	2,000,000	2,001,100
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR2, 4.99% (3 mo. Term SOFR + 1.32%), 01/20/2038 (a)(b)	2,000,000	2,001,898
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A1R2, 4.95% (3 mo. Term SOFR + 1.28%), 07/19/2038 (a)(b)	2,000,000	2,000,608
Orchard Park Clo Ltd., Series 2024-1A, Class A, 5.03% (3 mo. Term SOFR + 1.36%), 10/20/2037 (a)(b)	2,000,000	2,001,724
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, 4.83% (3 mo. Term SOFR + 1.16%), 04/15/2038 (a)	500,000	498,753
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, 5.01% (3 mo. Term SOFR + 1.34%), 07/25/2038 (a)(b)	2,000,000	2,002,486
RR 19 Ltd., Series 2021-19A, Class A1R, 4.85% (3 mo. Term SOFR + 1.18%), 04/15/2040 (a)(b)	2,000,000	1,995,206
Sixth Street CLO XIII Ltd., Series 2019-13A, Class A1R2, 4.89% (3 mo. Term SOFR + 1.22%), 01/21/2038 (a)	1,250,000	1,248,265
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1R, 4.99% (3 mo. Term SOFR + 1.32%), 07/17/2038 (a)	2,005,000	2,005,010
Texas Debt Capital CLO 2023-I Ltd., Series 2023-1A, Class A1R, 4.97% (3 mo. Term SOFR + 1.30%), 07/20/2038 (a)(b)	2,000,000	2,001,318
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $59,903,163)		59,793,319

TOTAL INVESTMENTS - 184.0% (Cost $59,903,163)		59,793,319
Money Market Deposit Account - 0.8% (c)		262,867
Liabilities in Excess of Other Assets - (84.8)%		(27,556,096)
TOTAL NET ASSETS - 100.0%		$32,500,090

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $59,793,319 or 184.0% of the Fund’s net assets.

(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of March 31, 2026 is $34,989,651.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 2.56%.

Reckoner Yield Enhanced AAA CLO ETF
Schedule of Reverse Repurchase Agreements
March 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Scotia Capital (USA), Inc.	4.30%	01/08/2026	04/09/2026	$3,233,591	$3,199,200
Scotia Capital (USA), Inc.	4.32%	01/15/2026	04/16/2026	4,855,075	4,803,200
BMO Capital Markets Corp.	4.23%	03/13/2026	04/13/2026	1,632,926	1,627,000
Scotia Capital (USA), Inc.	4.23%	03/16/2026	04/17/2026	13,654,355	13,604,800
BMO Capital Markets Corp.	4.23%	03/17/2026	04/20/2026	1,633,309	1,627,000
Scotia Capital (USA), Inc.	4.23%	03/18/2026	04/17/2026	1,607,860	1,602,400
Scotia Capital (USA), Inc.	4.23%	03/25/2026	04/24/2026	1,605,452	1,600,000
				$28,222,568	$28,063,600

As of March 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $34,989,651 as noted on the Schedule of Investments.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Reckoner Yield Enhanced AAA CLO ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$–	$59,793,319	$–	$59,793,319
Total Investments	$–	$59,793,319	$–	$59,793,319

Refer to the Schedule of Investments for further disaggregation of investment categories.